DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Due to related parties	$ 91,951	$ 93,852
Mr. Jun Wang [Member]
Due to related parties	0	88,941
Director [Member] | Mr. Yang Wang [Member]
Due to related parties	$ 91,951	$ 4,911